Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000009519 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class Y)
Average Annual Return, Percent		30.82%	12.50%	13.42%
C000009520 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class R)
Average Annual Return, Percent		30.15%	11.93%	12.82%
C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — With CDSC
Average Annual Return, Percent	[1],[2]	28.45%	11.30%	12.41%
C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — With sales charge
Average Annual Return, Percent	[3]	24.33%	11.15%	12.59%
Without Sales Load [Member] | C000009518 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class C) — Without CDSC
Average Annual Return, Percent	[1]	29.45%	11.30%	12.41%
Without Sales Load [Member] | C000009516 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis New York Venture Fund (Class A) — Without sales charge
Average Annual Return, Percent		30.53%	12.23%	13.13%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		19.56%	12.85%	15.07%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Average Annual Return, Percent		31.19%	11.82%	11.61%

[1]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[2]	Includes any applicable contingent deferred sales charge (“CDSC”).
[3]	Reflects 4.75% front-end sales charge.